Property and equipment, net	3 Months Ended
Mar. 31, 2020
Property and equipment, net.
Property and equipment, net.

Note 6:—Property and equipment, net

Property and equipment, net consisted of the following as of:

	March 31,	December 31,
	2020	2019	2018
	(unaudited)
Leasehold improvements	$5,164	$5,162	$4,981
Computers and peripheral equipment	2,404	2,121	1,333
Office furniture and equipment	1,099	1,071	952
	8,667	8,354	7,266
Less—accumulated depreciation	(3,288)	(3,033)	(2,123)
	$5,379	$5,321	$5,143

Depreciation expenses were $255 (unaudited) and $207 (unaudited) for the three months ended March 31, 2020 and 2019, respectively, and $920,  $820 and $740 and for the years ended December 31, 2019, 2018 and 2017, respectively.